Financial Revenues and Expenses - Summary of Financial Income and Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCE INCOME
Income from cash investments	R$ 205	R$ 317	R$ 251
Arrears fees on sale of energy	261	277	230
Foreign exchange variations	19	62	76
Monetary variations	46	106	36
Monetary variations - CVA		204	68
Monetary updating on Court escrow deposits	191	46	212
Pasep and Cofins charged on finance income	(53)	(88)	(84)
Other	135	117	74
Finance income	804	1,041	863
FINANCE EXPENSES
Costs of loans and financings	(1,466)	(1,860)	(1,370)
Cost of debt - amortization of transaction cost	(67)	(68)	(16)
Foreign exchange variations	(73)	(35)	(172)
Monetary updating - loans and financings	(109)	(245)	(387)
Monetary updating - onerous concessions		(3)	(11)
Charges and monetary updating on post-retirement obligation	(65)	(103)	(129)
Losses on financial instruments	(32)
Monetary updating - CCEE obligations		(10)
Monetary updating - CVA	(41)
Monetary updating - AFAC	239
Monetary updating - Advance sales of power supply	(45)
Adjustment to present value	(2)
Other	(139)	(154)	(119)
Finance costs	(1,800)	(2,478)	(2,204)
NET FINANCE INCOME (EXPENSES)	R$ (996)	R$ (1,437)	R$ (1,341)